REGULATORY MATTERS (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
REGULATORY MATTERS [Abstract]
Net reserve requirement	$ 719	$ 680
The maximum percentage of the Savings Bank's capital surplus allowed for secured loan borrowings	10.00%
Surplus funds not available for dividend purposes	$ 3,400